REVENUE FROM EXTERNAL CUSTOMERS BY GEOGRAPHIC AREAS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Revenue	$ 460,005	$ 697	$ 466,953	$ 128,690	$ 133,202	$ 96,584
MALAYSIA
United States of America	5	697	292	3,570
Revenue					4,782	34,024
UNITED STATES
United States of America	$ 460,000		$ 466,661	$ 125,120
Revenue					$ 128,420	$ 62,560